As filed with the Securities and Exchange Commission on October 30, 2019

File Nos. 333-232663/811-23457

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.	☐

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2	☒

Hartford Schroders Opportunistic Income Fund

(Exact Name of Registrant as Specified in Charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

Approximate Date of Proposed Public Offering:

From time to time after the effective date of this Registration Statement

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box.  ☒

It is proposed that this filing will become effective (check appropriate box):  ☐when declared effective pursuant to section 8(c).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Unit	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares of Beneficial Interest	10,000,000	$25	$250,000,000	$32,450

(1) Estimated pursuant to Rule 457(a) under the Securities Act of 1933, as amended, solely for the purposes of calculating the registration fee.

(2) All of which has been previously paid.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933, AS AMENDED, OR UNTIL THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SECTION 8(a), MAY DETERMINE.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 2 to the Registration Statement of Hartford Schroders Opportunistic Income Fund (the “Registrant”) on Form N-2 incorporates by reference the Registrant’s Prospectus (Part A) and Statement of Additional Information (Part B) contained in Pre-Effective Amendment No. 1, which was filed with the U.S. Securities and Exchange Commission on October 28, 2019. The Registrant’s Other Information (Part C) is filed herewith.

PART C: OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements

Part A: Not applicable, as Registrant has not yet commenced operations

Part B: Statement of Assets and Liabilities. Financial statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 are included in Part B of this Registrant Statement.

(2)	Exhibits:

	(a)	(1)	Certificate of Trust dated February 22, 2019 (incorporated by reference to the Registrant’s Initial Registration Statement on Form N-2 (File No. 333-232663) filed on July 16, 2019)

(i) Certificate of Amendment to the Certificate of Trust dated July 10, 2019 (incorporated by reference to the Registrant’s Initial Registration Statement on Form N-2 (File No. 333-232663) filed on July 16, 2019)

		(2)	Declaration of Trust dated February 22, 2019 (incorporated by reference to the Registrant’s Initial Registration Statement on Form N-2 (File No. 333-232663) filed on July 16, 2019)

(i) Amended and Restated Declaration of Trust dated July 10, 2019 (incorporated by reference to the Registrant’s Initial Registration Statement on Form N-2 (File No. 333-232663) filed on July 16, 2019)

	(b)	By-Laws (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

	(c)	Not applicable.

	(d)	Not applicable.

	(e)	Dividend Reinvestment Plan (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

	(f)	Not applicable.

	(g)	(1)	Investment Advisory Agreement between the Registrant and Hartford Funds Management Company, LLC (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

		(2)	Sub-Advisory Agreement between Hartford Funds Management Company, LLC and Schroder Investment Management North America Inc. (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

	(h)	(1)	Amended and Restated Principal Underwriting Agreement (incorporated by reference to Exhibit (e).(i).a of The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 131 to its Registration Statement on Form N-1A (File No. 333-02381) filed on August 27, 2014)

		(2)	Rule 12b-1 Distribution Plan (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

		(3)	Form of The Hartford Mutual Funds Selling Agreement (incorporated by reference to Exhibit e.(ii) of The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 160 to its Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

(i) Form of Addendum to The Hartford Mutual Funds Selling Agreement (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

	(i)	Not applicable.

(j)	(1)	Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Exhibit g.(i) of The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015) (ii)

(k)	(1)	Amended and Restated Transfer Agency and Service Agreement with Hartford Administrative Services Company (incorporated by reference to Exhibit h.(i).a of The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 157 to its Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2018)

	(2)	Fund Accounting Agreement with Hartford Funds Management Company, LLC (incorporated by reference to Exhibit h.(iii).a of The Hartford Mutual Funds, Inc.’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015)

	(3)	Expense Limitation Agreement (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

	(4)	Servicing Agreement between A10 Capital, LLC and the Registrant (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

(l)	Opinion and Consent of Counsel (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm (filed herewith)

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)	(1)	Code of Ethics of the Registrant, Hartford Funds Management Company, LLC and Hartford Funds Distributors, LLC dated August 7, 2019 (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

	(2)	Code of Ethics of Schroders Investment Management North America Inc. dated December 31, 2017 (incorporated by reference to Exhibit p.(iii) of The Hartford Mutual Funds II, Inc.’s Post-Effective Amendment No. 144 to its Registration Statement on Form N-1A (File No. 002-11387) filed on February 28, 2018)

(s)	Power of Attorney (incorporated by reference to the Pre-Effective Amendment No. 1 to the Registrant Registration Statement on Form N-2 (File No. 333-232663) filed on October 28, 2019)

Item 26. Marketing Arrangements

Not applicable

Item 27. Other Expenses of Issuance and Distribution

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Securities and Exchange Commission Registration Fees	$30,300
Blue Sky	$53,500
Printing expenses	$6,500
Legal fees and expenses	$100,000
Accounting Fees	$18,000
Miscellaneous	$0
Total	$208,300

Item 28. Persons Controlled by or Under Common Control with Registrant

The Registrant is not aware of any person that is directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by Hartford Funds Management Company, LLC, the Registrant’s investment adviser. Information regarding the ownership of Hartford Funds Management Company, LLC is set forth in its Form ADV as filed with the SEC (File No. 801-77209).

Item 29. Number of Holder of Securities

As of October 30, 2019:

Title of Class	Number of Record Holders
Class A Shares of Beneficial Interest	None
Class I Shares of Beneficial Interest	None
Class SDR Shares of Beneficial Interest	1

Item 30. Indemnification

Reference is made to Section 3 of Article VII of the Declaration of Trust (“Declaration”) for the Registrant (also, the “Trust”).  All section references below are to those contained in the Declaration.

(a)       For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a “Covered Person” (as defined below); “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)       Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)       every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any Proceeding in which they become involved as a party or otherwise by virtue of their being or having been such a Trustee or officer, and against amounts paid or incurred by them in the settlement thereof;

(ii)       every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any Proceeding in which they become involved as a party or otherwise by virtue of their being or having been an Agent, and against amounts paid or incurred by him or her in the settlement thereof;

(iii)       every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by them in connection with the defense of any Proceeding in which they become involved as a party or otherwise by virtue of their being or having held such Other Position, and against amounts paid or incurred by them in the settlement thereof;

(c)       Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceeding, by reason of alleged acts or omissions within the scope of their service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by them in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)       No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought: (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust.

(e)       With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)       by the court or other body before which the Proceeding was brought;

(ii)      by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)     by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(f)       The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws: (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g)       Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him or her to the Trust or Series if it is ultimately determined that he or she is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 31. Business and Other Connections of Investment Adviser

Hartford Funds Management Company, LLC (“HFMC”) serves as investment adviser to the series of the Registrant. The executive officers of HFMC are listed in the investment adviser registration on Form ADV for HFMC (File No. 801-77209) and are hereby incorporated herein by reference thereto.  The business and other connections of a substantial nature of each executive officer are given below.

Name	Position with HFMC (1)	Other Business
James E. Davey	Senior Managing Director, Chairman of the Board, President and Manager	Executive Vice President of The Hartford Financial Services Group, Inc. (2) (“The Hartford”); Senior Managing Director, Chairman of the Board and Manager of Hartford Funds Distributors, LLC (3) (“HFD”); President, Senior Managing Director, Director and Chairman of the Board of Hartford Administrative Services Company (4) (“HASCO”); President, Director, Chairman and Senior Managing Director of the Hartford Funds Management Group, Inc. (5) (“HFMG”); and President, Chairman of the Board and Manager of Lattice Strategies LLC (6) (“Lattice”)
Walter F. Garger	Secretary, Managing Director and General Counsel	Secretary, Managing Director and General Counsel of HFD, HASCO and HFMG; and Secretary and General Counsel of Lattice
Vernon J. Meyer	Chief Investment Officer and Managing Director	Managing Director of HFMG
Gregory A. Frost	Managing Director, Chief Financial Officer and Manager	Director, Managing Director and Chief Financial Officer of HASCO; Manager, Managing Director and Chief Financial Officer of HFD; Managing Director and Chief Financial Officer of HFMG; and Chief Financial Officer, Assistant Treasurer and Manager of Lattice
Joseph G. Melcher	Executive Vice President and Chief Compliance Officer	Executive Vice President of HASCO and HFMG; Executive Vice President and Chief Compliance Officer of Lattice; and Chief Executive Officer and Executive Vice President of HFD
Anita Baldwin	Vice President	Vice President of HFMG
Shannon O’Neill	Vice President and Controller	Vice President and Controller of HASCO and HFMG; Financial and Operations Principal, Vice President and Controller of HFD

Name	Position with HFMC (1)	Other Business
Michael J. Fixer	Assistant Vice President and Assistant Treasurer	Assistant Treasurer and Assistant Vice President of HASCO, HFD, The Hartford, HFMG and Lattice
Terence Shields	Assistant Secretary	Assistant Secretary of HFD, HFMG, and Lattice; and Vice President and Assistant Corporate Secretary of The Hartford
Audrey E. Hayden	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG, Hartford Investment Management Company (“HIMCO”) and Lattice
Holly P. Seitz	Assistant Secretary	Assistant Secretary of HFMG, HASCO, HIMCO, HFD and Lattice
Michael R. Chesman	Senior Vice President and Director of Taxes	Director of Taxes and Senior Vice President of HASCO, HFD, HFMG, The Hartford, HIMCO and Lattice
Keith R. Percy	Vice President	Vice President of HFD, HFMG, HASCO, HIMCO and Lattice
Allison Z. Mortensen	Vice President	Vice President of HFMG
Sabra R. Purtill	Treasurer	Treasurer and Senior Vice President of HASCO and The Hartford; and Treasurer of Lattice, HIMCO, HFMG and HFD
Eapen A. Chandy	Assistant Vice President and Assistant Treasurer	Assistant Vice President and Assistant Treasurer of HASCO, HFD, HFMG, Lattice and The Hartford
Gissell Martinez	Assistant Secretary	Assistant Secretary of HASCO, HFD, HFMG and Lattice
Jeffrey T. Coghan	Vice President	Senior Vice President of HFD and HFMG
Elizabeth L. Kemp	Assistant Secretary	Assistant Secretary of HFD, HFMG, HIMCO and Lattice
Robert Ward	Vice President and Chief Cybersecurity and Business Continuity Officer	None

(1)	The principal business address for HFMC is 690 Lee Road, Wayne, PA 19087.
(2)	The principal business address for The Hartford is One Hartford Plaza, Hartford, CT 06155.
(3)	The principal business address for HFD is 690 Lee Road, Wayne, PA 19087.
(4)	The principal business address for HASCO is 690 Lee Road, Wayne, PA 19087.
(5)	The principal business address for HFMG is 690 Lee Road, Wayne, PA 19087.
(6)	The principal business address for Lattice is 101 Montgomery Street, 27th Floor, San Francisco, CA 94104.
(7)	The principal business address for HIMCO is One Hartford Plaza, Hartford, CT 06155

Schroder Investment Management North America Inc. (“SIMNA”) serves as sub-adviser to the Registrant. The executive officers of SIMNA are listed in its registration on Form ADV (File No. 801-15834) and are hereby incorporated herein by reference thereto. The directors and officers of SIMNA have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of SIMNA or certain of its corporate affiliates, other than Mark Brookman who served as Managing Director and Head of Institutional Wealth Services at Morgan Stanley prior to joining SIMNA in July 2018.

Item 32. Location of Accounts and Records

Books or other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the Registrant’s custodian, sub-administrator, and sub-fund accounting agent, State Street Bank and Trust Company,  One Lincoln Street, Boston, Massachusetts, 02111,  the Registrant’s transfer agent, Hartford Administrative Services Company, 690 Lee Road, Wayne, PA 19087, the Registrant’s investment manager, Hartford Funds Management Company, LLC, 690 Lee Road, Wayne, PA 19087, and sub-transfer agent DST Asset Manager Solutions, Inc., 2000 Crown Colony Drive, Quincy, MA, 02169. Registrant’s corporate records are maintained at Hartford Funds Management Company, LLC, 690 Lee Road, Wayne, PA 19087 and its financial ledgers are maintained at State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts, 02111.

Item 33. Management Services

Not Applicable

Item 34. Undertakings

1.	Registrant undertakes to suspend the offering of its Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes:

a.	to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

1.	to include any prospectus required by Section 10(a)(3) of the Securities Act

2.	to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

3.	to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

b.	that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c.	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

d.	that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C 17 CFR 230.430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act 17 CFR 230.497(b), (c), (d) or (e) as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the Securities Act 17 CFR 230.430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

e.	that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities, undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

1.	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act 17 CFR 230.497;

2.	the portion of any advertisement pursuant to Rule 482 under the Securities Act 17 CFR 230.482 relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

3.	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.	The Registrant undertakes that:

a.	For purposes of determining any liability under the 1933 Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b.	For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Wayne, and Commonwealth of Pennsylvania, on the 30th day of October, 2019.

Hartford Schroders Opportunistic Income Fund

By:	/s/ James E. Davey*
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey*	Trustee, President and Chief Executive Officer	October 30, 2019
James E. Davey

/s/ Amy N. Furlong*	Treasurer	October 30, 2019
Amy N. Furlong	(Principal Financial Officer and Principal Accounting Officer)

/s/ Hilary E. Ackermann*	Trustee	October 30, 2019
Hilary E. Ackermann

/s/ Robin C. Beery *	Trustee	October 30, 2019
Robin C. Beery

/s/ Lynn S. Birdsong*	Chairman of the Board and Trustee	October 30, 2019
Lynn S. Birdsong

/s/ Christine R. Detrick*	Trustee	October 30, 2019
Christine R. Detrick

/s/ Duane E. Hill*	Trustee	October 30, 2019
Duane E. Hill

/s/ Phillip O. Peterson*	Trustee	October 30, 2019
Phillip O. Peterson

/s/ Lemma W. Senbet*	Trustee	October 30, 2019
Lemma W. Senbet

/s/ David Sung*	Trustee	October 30, 2019
David Sung

*By:	/s/ Thomas R. Phillips	October 30, 2019
Thomas R. Phillips, Attorney-In-Fact
(Pursuant to Power of Attorney (previously filed))

EXHIBIT INDEX

Exhibit No.	Description
(n)	Consent of Independent Registered Public Accounting Firm